Recurring Fair Value Measurements - Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) - Recurring - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Public Warrants [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		$ 0
Public Warrants [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		0
Public Warrants [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		17,605,944
Private Placement [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		0
Private Placement [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		0
Private Placement [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities		18,943,809
U.S. Money Market [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	$ 166,290,257	95
U.S. Money Market [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	0	0
U.S. Money Market [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	$ 0	0
US Treasury Securities [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets		166,230,551
US Treasury Securities [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets		0
US Treasury Securities [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets		$ 0